Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies
2 2 .	Commitments and contingencies
Capital commitments
As of December 31, 2022 and 2023, the Group has contracted for capital expenditures of RMB917,763 and RMB1,060,084, respectively.
Other commitments
The Group has the following commitments:
As of December 31, 2022 and 2023, the Group has investment commitment of equity investments without readily determinable fair value of RMB119.7 million and RMB658.3 million, respectively.
In October 2019, the Group acquired
17%
limited partnership interest in HongShan Fashion and Technology, which is a PRC limited partnership industry fund. As of December 31, 2022, the Group’s total contribution to the fund amounted to
RMB480.0
million and there is a remaining investment commitment of
RMB1,520.0
million. The aforesaid fund announced a capital reduction with all the investors and the Group signed the agreement in April 2023 on the amended total investment amount to
RMB424.0
million and as such,
RMB56.0
million was refunded to the Group. As of December 31, 2023, there is no
outstanding investment commitment of HongShan Fashion and Technology industry fund investment.
As of December 31, 2022 and 2023, the Group has investment commitment of other equity method investees of RMB165.2 million and RMB141.2 million, respectively.
Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.